PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Jan. 29, 2018 USD ($)	Jan. 29, 2018 CNY (¥)	Nov. 07, 2016 USD ($)	Nov. 07, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating activities:
Net cash used in operating activities					¥ (12,910)	¥ (167,816)	¥ (128,980)
Investing activities:
Deposits paid for potential acquisitions					(1,000)	(5,000)	(15,000)
Net cash used in investing activities					(4,733,050)	(2,005,054)	(1,147,064)
Financing activities:
Proceeds from exercise of stock options					16,866	3,377
Proceeds from long-term borrowings					2,814,197	3,086,390	1,269,996
Payment of issuance cost of borrowings					(91,124)	(62,460)	(57,438)
Net proceeds from issuance of convertible bonds					1,867,304		327,580
Repayment of a related party loan							(65,474)
Net proceeds from issuance of ordinary shares	$ 202,696	¥ 1,283,308			1,283,308	649,834	1,221,518
Payment of preferred shares dividends							(76,502)
Net cash provided by financing activities					4,876,806	2,355,728	2,128,614
Effect of exchange rate changes on cash and restricted cash					206,302	(74,250)	55,499
Net increase in cash and restricted cash					337,148	108,608	908,069
Cash and restricted cash at beginning of year					1,947,600	1,838,992	930,923
Cash and restricted cash at end of year					2,284,748	1,947,600	1,838,992
Supplemental disclosures of cash flow information
Interest paid					633,063	358,748	228,678
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted shares award					6,357	4,462	7,539
Issuance of ordinary shares to settle preference dividend			$ 39,363	¥ 266,794			266,794
Conversion of convertible bonds						1,106,227
Parent Company | Reportable Legal Entities
Operating activities:
Net cash used in operating activities					(33,729)	(58,068)	(62,591)
Investing activities:
Deposits paid for potential acquisitions							(15,000)
Increase of due from subsidiaries					(3,846,353)	(588,768)	(990,617)
Net cash used in investing activities					(3,846,353)	(588,768)	(1,005,617)
Financing activities:
Proceeds from exercise of stock options					16,866	3,377
Proceeds from long-term borrowings					413,433
Payment of issuance cost of borrowings					(25,751)
Net proceeds from issuance of convertible bonds					1,867,304		327,580
Repayment of a related party loan							(65,474)
Net proceeds from issuance of ordinary shares					1,283,308	649,834	1,221,518
Payment of preferred shares dividends							(76,502)
Net cash provided by financing activities					3,555,160	653,211	1,407,122
Effect of exchange rate changes on cash and restricted cash					143,216	(37,808)	47,787
Net increase in cash and restricted cash					(181,706)	(31,433)	386,701
Cash and restricted cash at beginning of year					999,194	1,030,627	643,926
Cash and restricted cash at end of year					817,488	999,194	1,030,627
Supplemental disclosures of cash flow information
Interest paid					24,308	33,920	45,495
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted shares award					¥ 6,357	4,462	7,539
Issuance of ordinary shares to settle preference dividend							¥ 266,794
Conversion of convertible bonds						¥ 1,106,227